Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands																12 Months Ended
	Aug. 29, 2023	Jun. 15, 2023	Mar. 17, 2023	Mar. 10, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 07, 2023	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature																$ 0	$ 0	$ 9,809
Deemed dividend for warrants due to triggering of down-round feature																0	0	789
Fair value of warrants' liability																30	$ 27
Nordic Trustee Bond [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of bonds																$ 103,000
July Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for warrants due to triggering of down-round feature																		256
August Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for warrants due to triggering of down-round feature																		$ 533
Series A Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Warrants outstanding (in shares)																14,300	14,300
Warrants exercised (in shares)	432,250	575,250	14,300	320,450	400,400	1,811,550	42,900									0	0	0
Fair value of warrants' liability																$ 30	$ 27
Series A Warrants [Member] | Non-Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants at settlement date																		$ 244
Fair value of warrants' liability	$ 726	$ 420	$ 11	$ 269	$ 340	$ 1,612	$ 37
Series A Warrants [Member] | Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants as of each measurement date																		317
Fair value of warrants' liability																$ 30	$ 27
Series C Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature								$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539			$ 9,809